Earnings Per Share (Reconciliation Of Numerator And Denominator Of Basic EPS With Diluted EPS) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income from continuing operations									$ 1,067.0	$ 1,077.5	$ 644.4
Income (loss) from discontinued operation									(10.4)	52.5	31.3
Net income (loss)	$ 144.5	$ 693.1	$ 115.3	$ 103.7	$ 251.0	$ 514.9	$ 246.9	$ 117.2	$ 1,056.6	$ 1,130.0	$ 675.7
Basic shares outstanding									185,500	188,491	200,503
Stock-based awards									888	972	1,192
Diluted shares outstanding									186,388	189,463	201,695
Basic earnings per common share: Income from continuing operations									$ 5.75	$ 5.71	$ 3.21
Basic earnings per common share: Income (loss) from discontinued operation									(0.05)	0.28	0.16
Basic income per common share									5.70	5.99	3.37
Diluted earnings per common share: Income from continuing operations									5.72	5.69	3.19
Diluted earnings per common share: Income (loss) from discontinued operation									(0.05)	0.27	0.16
Diluted income per common share	$ 0.72	$ 3.61	$ 0.66	$ 0.59	$ 1.37	$ 2.76	$ 1.29	$ 0.59	$ 5.67	$ 5.96	$ 3.35
Weighted average shares excluded from diluted earnings per share									2,000
CIT Group Inc. [Member]
Net income (loss)									$ 1,056.6	$ 1,130.0	$ 675.7